Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Warrant Liability Valuation Assumptions
	As of December 31, 2014	As of July 8, 2014

Risk-free interest rate	1.75%	1.60%
Dividend yield	—%	—%
Expected volatility	86.67%	101.60%
Expected life of options, in years	4.36	4.90
Market price for common stock	$13.47	$85.84
Warrant exercise price, adjusted	$13.32	$197.14

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis
	Basis of Fair Value Measurement at December 31, 2014
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial liabilities:
Warrants	$92,463	$—	$—	$92,463
Total financial liabilities	$92,463	$—	$—	$92,463

Schedule of Changes in the Value of the Warrant Liability

The changes in the value of the warrant liability during the year ended December 31, 2015 were as follows:

Fair value – beginning of year	$92,463
Change in fair value	(19,807)
Cancellation of warrants	(72,656)
Fair value – end of year	$—

The changes in the value of the warrant liability during the year ended December 31, 2014 were as follows:

Fair value - beginning of year	$—
Fair value on acquisition	567,885
Change in fair value	(475,422)
Fair value - end of year	$92,463